SCHEDULE OF PARENT COMPANY STATEMENTS OF CASH FLOWS (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Net loss	$ (1,836,739)	$ (624,415)
Adjustments to reconcile net loss to net cash used in operating activities:
Net cash provided by (used in) operating activities	730,075	(1,981,527)
Cash flows from financing activities:
Net proceeds from initial public offering		5,380,488
Net cash (used in) provided by financing activities	(369,265)	7,987,112
Net increase in cash and restricted cash	156,337	11,493,583
Cash and restricted cash at the beginning of the period	10,160,587	7,301,014
Cash and restricted cash at the end of the period	10,316,924	18,794,597
Parent Company [Member]
Cash flows from operating activities
Net loss	(1,836,739)	(616,891)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiaries	1,329,721	372,214
Changes in other current assets		(100)
Changes in due from a subsidiary	(100,000)
Net cash provided by (used in) operating activities	(607,018)	(244,777)
Cash flows from financing activities:
Net proceeds from initial public offering		5,380,488
Net cash (used in) provided by financing activities		5,380,488
Net increase in cash and restricted cash	(607,018)	5,135,711
Cash and restricted cash at the beginning of the period	3,497,762
Cash and restricted cash at the end of the period	$ 2,890,744	$ 5,135,711